CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (20,504)	$ (11,163)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	2,188	1,523
Credit losses on accounts receivable	53	73
Accretion of marketable securities	(979)	(1,657)
Operating lease right-of-use asset amortization	561	478
Stock-based compensation expense	5,462	5,265
Change in fair value of contingent consideration	379	0
Other operating activity	(412)	55
Changes in assets and liabilities:
Accounts receivable	4,329	(4,130)
Inventory	2,085	(2,531)
Prepaid expenses and other current assets	421	(281)
Other non-current assets	(502)	(33)
Accounts payable	399	(1,057)
Accrued compensation and benefits, accrued expenses, and other current liabilities	(3,517)	(6,200)
Deferred revenue	299	472
Operating lease liabilities	(1,157)	(988)
Other non-current liabilities	(2,993)	10
Net cash used in operating activities	(13,888)	(20,164)
Cash flows from investing activities:
Purchases of marketable securities	(30,246)	(137,889)
Proceeds from sales and maturities of marketable securities	73,261	29,200
Purchases of property and equipment	(1,256)	(506)
Acquisition, net of cash acquired	(8,997)	0
Net cash provided by (used in) investing activities	32,762	(109,195)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	668	2,037
Payments for employee taxes withheld on stock-based compensation awards	(575)	(1,438)
Net cash provided by financing activities	93	599
Net increase (decrease) in cash, cash equivalents, and restricted cash	18,967	(128,760)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	861	(380)
Cash, cash equivalents, and restricted cash at beginning of period	59,319	177,026
Cash, cash equivalents, and restricted cash at end of period	79,147	47,886
Supplemental disclosure of cash flow information:
Cash paid for taxes	505	175
Purchases of property and equipment in accounts payable and accrued expenses	$ 522	$ 222